Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000132088
Shareholder Report [Line Items]
Fund Name	Kopernik Global All-Cap Fund
Class Name	Class A Shares
Trading Symbol	KGGAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class A Shares	$68	1.24%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%
AssetsNet	$ 3,436,932,706
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 14,286,045
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	0.2%
Other Countries	14.3%
Russia	2.9%
Germany	3.2%
France	3.2%
Brazil	3.3%
Australia	3.6%
China	4.0%
Japan	4.1%
United Kingdom	4.7%
South Africa	5.8%
United States	10.5%
South Korea	12.5%
Canada	12.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.4%
LG Uplus Corp. Footnote Reference**	2.9%
Range Resources Corp.	2.6%
K+S AGFootnote Reference**	2.4%
Golden Agri-Resources, Ltd. Footnote Reference**	2.0%
LG Corp.	1.8%
Impala Platinum Holdings, Ltd.	1.8%
Seabridge Gold, Inc. (USD) Footnote Reference**	1.7%
CK Hutchison Holdings, Ltd.	1.6%
Centene	1.5%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
C000132089
Shareholder Report [Line Items]
Fund Name	Kopernik Global All-Cap Fund
Class Name	Class I Shares
Trading Symbol	KGGIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class I Shares	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
AssetsNet	$ 3,436,932,706
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 14,286,045
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	0.2%
Other Countries	14.3%
Russia	2.9%
Germany	3.2%
France	3.2%
Brazil	3.3%
Australia	3.6%
China	4.0%
Japan	4.1%
United Kingdom	4.7%
South Africa	5.8%
United States	10.5%
South Korea	12.5%
Canada	12.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.4%
LG Uplus Corp. Footnote Reference**	2.9%
Range Resources Corp.	2.6%
K+S AGFootnote Reference**	2.4%
Golden Agri-Resources, Ltd. Footnote Reference**	2.0%
LG Corp.	1.8%
Impala Platinum Holdings, Ltd.	1.8%
Seabridge Gold, Inc. (USD) Footnote Reference**	1.7%
CK Hutchison Holdings, Ltd.	1.6%
Centene	1.5%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
C000157593
Shareholder Report [Line Items]
Fund Name	Kopernik International Fund
Class Name	Class I Shares
Trading Symbol	KGIIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Class I Shares	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
AssetsNet	$ 952,596,711
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,464,012
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	0.1%
Other Countries	10.1%
Singapore	1.9%
Hong Kong	2.2%
Germany	2.7%
Australia	2.8%
Brazil	2.9%
Japan	3.0%
China	3.6%
Russia	4.3%
United Kingdom	5.7%
South Africa	6.2%
Canada	8.7%
South Korea	9.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.7%
Glencore PLC	2.8%
K+S AGFootnote Reference**	2.7%
Seabridge Gold, Inc. Footnote Reference**	2.7%
LG Uplus Corp. Footnote Reference**	2.7%
Golden Agri-Resources, Ltd. Footnote Reference**	1.9%
Impala Platinum Holdings, Ltd.	1.9%
LG Corp.	1.7%
Nutrien, Ltd.	1.4%
Paladin Energy, Ltd.	1.4%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
C000157592
Shareholder Report [Line Items]
Fund Name	Kopernik International Fund
Class Name	Investor Shares
Trading Symbol	KGIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Investor Shares	$67	1.24%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
AssetsNet	$ 952,596,711
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,464,012
InvestmentCompanyPortfolioTurnover	28.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	0.1%
Other Countries	10.1%
Singapore	1.9%
Hong Kong	2.2%
Germany	2.7%
Australia	2.8%
Brazil	2.9%
Japan	3.0%
China	3.6%
Russia	4.3%
United Kingdom	5.7%
South Africa	6.2%
Canada	8.7%
South Korea	9.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Valterra Platinum, Ltd.	3.7%
Glencore PLC	2.8%
K+S AGFootnote Reference**	2.7%
Seabridge Gold, Inc. Footnote Reference**	2.7%
LG Uplus Corp. Footnote Reference**	2.7%
Golden Agri-Resources, Ltd. Footnote Reference**	1.9%
Impala Platinum Holdings, Ltd.	1.9%
LG Corp.	1.7%
Nutrien, Ltd.	1.4%
Paladin Energy, Ltd.	1.4%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund